Note 40 - Depreciation	6 Months Ended
Jun. 30, 2018
Depreciation and amortisation expense
Disclosure of Depreciation

Depreciation and Amortization

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Depreciation and amortization (Millions of euros)
	Notes	June 2018	June 2017
Tangible assets	16	297	355
For own use		295	348
Investment properties		2	7
Other Intangible assets		309	357
Total		606	712